United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	August 15, 2001

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2001

Number of Other included Managers:	2

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$2,669,889
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1140   101300 SH       SOLE                   101300   101300
AMR Corp.                      COM              001765106      531    14700 SH       SOLE                    14700    14700
AOL Time Warner                COM              00184a105      291     5490 SH       SOLE                     5490     5490
American General Corporation   COM              026351106      989    21300 SH       SOLE                    21300    21300
American Home Products         COM              026609107      705    12000 SH       SOLE                    12000    12000
American International         COM              026874107     4403    51789 SH       SOLE                    51789    51789
BP Amoco PLC                   COM              055622104      319     6400 SH       SOLE                     6400     6400
Bristol Meyers Squibb          COM              110122108      430     8228 SH       SOLE                     8228     8228
Burlington Industries          COM              121693105      732   318330 SH       SOLE                   318330   318330
Carlisle Companies, Inc.       COM              142339100     1018    29200 SH       SOLE                    29200    29200
Clayton Homes Inc.             COM              184190106     1787   113650 SH       SOLE                   113650   113650
Community Banks Inc, Millersbu COM              203628102      229     7663 SH       SOLE                     7663     7663
Delphi Automotive Systems Corp COM              247126105     2849   178829 SH       SOLE                   178829   178829
Delta Air Lines, Inc.          COM              247361108     1495    33925 SH       SOLE                    33925    33925
Devon Energy Inc.              COM              25179M103      503     9575 SH       SOLE                     9575     9575
Diamond Offshore Drilling, Inc COM              25271C102     1122    33950 SH       SOLE                    33950    33950
Exxon Mobil Corp.              COM              30231G102     3014    34503 SH       SOLE                    34503    34503
FleetBostonFinancial Corp      COM              339030108     1702    43150 SH       SOLE                    43150    43150
General Electric               COM              369604103     1228    25200 SH       SOLE                    25200    25200
General Motors                 COM              370442105     3008    46744 SH       SOLE                    46744    46744
General Motors Cl. H           COM              370442832      726    34814 SH       SOLE                    34814    34814
Homestake Mining Del           COM              437614100      889   112250 SH       SOLE                   112250   112250
Household International        COM              441815107     4047    60675 SH       SOLE                    60675    60675
ITT Industries                 COM              450911102      472    10675 SH       SOLE                    10675    10675
Int'l Bus Machines             COM              459200101      750     6636 SH       SOLE                     6636     6636
KB Home                        COM              486168107      465    15400 SH       SOLE                    15400    15400
Kansas City Power & Light      COM              485134100      381    15500 SH       SOLE                    15500    15500
Kemet Corporation              COM              488360108      953    47400 SH       SOLE                    47400    47400
LTV Corp.                      COM              501921100        6    44850 SH       SOLE                    44850    44850
Maxtor Corp.                   COM              577729205      181    34554 SH       SOLE                    34554    34554
Mellon Financial Corp          COM              58551A108     1855    41390 SH       SOLE                    41390    41390
Merck & Company                COM              589331107     1428    22340 SH       SOLE                    22340    22340
Navistar International         COM              63934E108     2960   105241 SH       SOLE                   105241   105241
Nisource Inc.                  COM              65473P105     1295    47400 SH       SOLE                    47400    47400
Norfolk Southern               COM              655844108      245    11799 SH       SOLE                    11799    11799
North Fork Bancorp NY          COM              659424105      236     7600 SH       SOLE                     7600     7600
PPL Corp.                      COM              69351t106      590    10720 SH       SOLE                    10720    10720
PepsiCo                        COM              713448108      304     6882 SH       SOLE                     6882     6882
Philip Morris Inc.             COM              718154107     1362    26834 SH       SOLE                    26834    26834
Phillips Petroleum             COM              718507106     1271    22300 SH       SOLE                    22300    22300
Quantum-Storage Systems        COM              747906204      597    59200 SH       SOLE                    59200    59200
Rowan Cos Inc.                 COM              779382100     1555    70350 SH       SOLE                    70350    70350
Southwestern Energy Company    COM              845467109      695    56750 SH       SOLE                    56750    56750
TXU Corp.                      COM              873168108      626    13000 SH       SOLE                    13000    13000
Texaco                         COM              881694103     1565    23475 SH       SOLE                    23475    23475
The Timken Company             COM              887389104     1105    65220 SH       SOLE                    65220    65220
TransCanada Pipelines LTD      COM              893526103      176    14300 SH       SOLE                    14300    14300
Trinity Industries             COM              896522109      875    42675 SH       SOLE                    42675    42675
Tyco Int'l  LTD New            COM              902124106     2595    47600 SH       SOLE                    47600    47600
USX Marathon Group             COM              902905827     1331    45100 SH       SOLE                    45100    45100
USX-U.S. Steel Group           COM              90337T101      641    31800 SH       SOLE                    31800    31800
Union Pacific                  COM              907818108      220     4000 SH       SOLE                     4000     4000
Unisys Corp.                   COM              909214108     2122   144243 SH       SOLE                   144243   144243
Unumprovident Corp             COM              91529Y106     4115   128100 SH       SOLE                   128100   128100
Verizon Communication          COM              92343v104     1702    31821 SH       SOLE                    31821    31821
Washington Mutual Inc.         COM              939322103     3585    95469 SH       SOLE                    95469    95469
York International             COM              986670107      546    15600 SH       SOLE                    15600    15600